Stock Based Compensation Plans: (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Stock Based Compensation Plansdetails [Abstract]
Options outstanding - beginning of period	5,091,565	3,357,000
Weighted average exercise price - options outstanding	$ 3.13	$ 2.84
Options granted		5,277,500
Weighted average exercise price - options granted		$ 3.15
Options exercised		(2,073,435)
Weighted average exercise price - options exercised		$ 2.88
Options expired	(537,000)	(1,469,500)
Weighted average exercise price - options expired	$ 3.32	$ 2.89
Options outstanding - end of period	4,554,565	5,091,565
Weighted average exercise price - options outstanding	$ 3.13	$ 2.84	$ 3.11	$ 3.13
Options exercisable - end of period	4,092,068	4,004,067
Weighted average exercise price - options exercisable			$ 3.10	$ 3.13